Goodwill and Other Intangible Assets - Schedule of Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	$ 128.0	$ 120.9
Tradenames
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	120.6	113.5
Other
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	$ 7.4	$ 7.4